Operating Lease	6 Months Ended
Jun. 30, 2022
Operating Lease [Abstract]
OPERATING LEASE

Note 11 - OPERATING LEASE

On February 1, 2021, the Company entered into a lease agreement to lease an office in Beijing with a term of two years under a lease fee of $4,392 per month.

On June 15, 2021, in order to attract enterprises for the development of the integrated circuit industry in Nanjing, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) entered into an investment agreement with Nanjing Lucun. Pursuant to the investment agreement, the Company leased an office from the Commitment with nil rental consideration for 5 years.

As mentioned above, the estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

As of June 30, 2022, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of $24,655 and nil, and the corresponding net operating lease right-of-use assets of $187,800.

	June 30,	December 31,
	2022	2021
Right-of-use assets	$187,800	$241,554

Operating lease liabilities - current	$24,655	$51,239
Operating lease liabilities - non-current	-	-
Total operating lease liabilities	$24,655	$51,239

Supplemental information related to operating leases for the six months ended June 30, 2022:

For the Six Months Ended June 30, 2022

Weighted-average remaining lease term of operating leases	3.4 years

Weighted-average discount rate of operating leases	4.74%

The following table summarizes the maturity of the operating lease liabilities as of June 30, 2022:

Operating
Lease Liabilities
Year of 2022	$25,032
Thereafter	-
Total lease payments	$25,032
Less: imputed interest	377
Present value of operating lease liabilities	24,655
Less: current obligation	24,655
Long-term obligation on June 30, 2022	$-